UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

FORM N-Q

MARCH 31, 2017

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited)	March 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 38.1%
CONSUMER DISCRETIONARY - 5.5%
Auto Components - 4.3%
GKN PLC	135,374	$617,253	(a)
Koito Manufacturing Co., Ltd.	4,300	224,175	(a)
Magna International Inc.	7,704	332,504
NGK Spark Plug Co., Ltd.	17,700	406,136	(a)

Total Auto Components		1,580,068

Specialty Retail - 0.5%
Office Depot Inc.	41,248	192,422

Textiles, Apparel & Luxury Goods - 0.7%
Ralph Lauren Corp.	3,005	245,268

TOTAL CONSUMER DISCRETIONARY		2,017,758

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
China Suntien Green Energy Corp., Ltd., Class H Shares	257,000	49,616	(a)
Cosan Ltd., Class A Shares	7,083	60,489
Golar LNG Ltd.	11,704	326,893
Hoegh LNG Holdings Ltd.	472	4,826	(a)
YPF SA, ADR	9,101	220,972

TOTAL ENERGY		662,796

INDUSTRIALS - 8.6%
Aerospace & Defense - 0.9%
Triumph Group Inc.	13,336	343,402	(b)

Building Products - 0.3%
Daikin Industries Ltd.	1,202	121,151	(a)

Commercial Services & Supplies - 2.1%
Advanced Disposal Services Inc.	9,048	204,485	*
China Everbright International Ltd.	136,574	183,779	(a)
Steelcase Inc., Class A Shares	17,640	295,470
Tetra Technology Inc.	1,673	68,342

Total Commercial Services & Supplies		752,076

Construction & Engineering - 1.1%
AECOM	2,074	73,814	*
Aegion Corp.	2,129	48,775	*
Beijing Urban Construction Design & Development Group Co., Ltd., Class H Shares	179,664	111,179	(a)(c)
Dycom Industries Inc.	1,815	168,704	*

Total Construction & Engineering		402,472

Electrical Equipment - 1.4%
ABB Ltd., Registered Shares	6,663	155,833	(a)
Babcock & Wilcox Enterprises Inc.	24,742	231,090	*
Enphase Energy Inc.	42,245	57,876	*
Philips Lighting NV	1,411	40,327	*(a)(c)
TPI Composites Inc.	2,063	39,217	*

Total Electrical Equipment		524,343

Machinery - 1.7%
Kurita Water Industries Ltd.	17,700	428,970	(a)
Mueller Water Products Inc., Class A Shares	2,865	33,864
REV Group Inc.	2,644	72,895	*
Xylem Inc.	1,476	74,125

Total Machinery		609,854

Professional Services - 0.1%
Stantec Inc.	971	25,198

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	5,260	113,917	(a)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Transportation Infrastructure - 0.7%
OHL Mexico SAB de CV	165,655	$234,119

TOTAL INDUSTRIALS		3,126,532

INFORMATION TECHNOLOGY - 8.8%
Communications Equipment - 3.0%
ARRIS International PLC	13,880	367,126	*
CommScope Holding Co. Inc.	17,609	734,471	*

Total Communications Equipment		1,101,597

Electronic Equipment, Instruments & Components - 1.0%
Hitachi Ltd.	20,897	113,513	(a)
Murata Manufacturing Co., Ltd.	795	113,421	(a)
Osaki Electric Co., Ltd.	5,536	48,146	(a)
Universal Display Corp.	866	74,562

Total Electronic Equipment, Instruments & Components		349,642

IT Services - 2.5%
Atos SE	5,576	689,387	(a)
ITOCHU Techno-Solutions Corp.	8,300	244,098	(a)

Total IT Services		933,485

Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology Inc.	6,122	176,926	*

Software - 0.2%
Silver Spring Networks Inc.	6,396	72,211	*

Technology Hardware, Storage & Peripherals - 1.6%
Diebold Nixdorf Inc.	19,428	596,440	(b)

TOTAL INFORMATION TECHNOLOGY		3,230,301

MATERIALS - 4.9%
Chemicals - 2.3%
Albemarle Corp.	958	101,203
Eastman Chemical Co.	6,901	557,601	(b)
Shin-Etsu Chemical Co., Ltd.	1,468	127,667	(a)
Sociedad Quimica y Minera de Chile SA, ADR	1,280	43,993

Total Chemicals		830,464

Construction Materials - 0.2%
Forterra Inc.	3,537	68,971	*

Containers & Packaging - 2.3%
Owens-Illinois Inc.	41,291	841,511	*(b)

Metals & Mining - 0.1%
China Molybdenum Co., Ltd., Class H Shares	75,264	26,623	(a)
China Molybdenum Co., Ltd., Class H Shares	16,848	5,960	(a)

Total Metals & Mining		32,583

TOTAL MATERIALS		1,773,529

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
China Unicom (Hong Kong) Ltd.	60,000	80,724	(a)

UTILITIES - 8.3%
Electric Utilities - 6.1%
Avangrid Inc.	8,365	357,520
Companhia Energetica de Minas Gerais, ADR	715	2,352
DONG Energy A/S	5,403	208,207	(a)(c)
Enel SpA	18,445	86,856	(a)
Exelon Corp.	6,723	241,894
Great Plains Energy Inc.	12,252	358,003
NextEra Energy Inc.	3,251	417,331
Pampa Energia SA, ADR	3,363	182,342	*
Power Assets Holdings Ltd.	17,903	154,422	(a)
Spark Energy Inc., Class A Shares	3,020	96,489
Vistra Energy Corp.	7,101	115,746

Total Electric Utilities		2,221,162

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY			SHARES		VALUE
Independent Power and Renewable Electricity Producers - 1.4%
AES Corp.			12,551		$140,320
Atlantica Yield PLC			9,642		202,096
CGN New Energy Holdings Co., Ltd.			231,322		36,904	*(a)(c)
Dynegy Inc.			7,504		58,982	*
Huadian Power International Corp. Ltd., Class H Shares			43,540		18,541	(a)
Huaneng Power International Inc., Class H Shares			58,817		39,272	(a)

Total Independent Power and Renewable Electricity Producers					496,115

Multi-Utilities - 0.5%
E.ON SE			9,500		75,513	(a)
RWE AG			7,499		124,289	*(a)

Total Multi-Utilities					199,802

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd.			153,025		113,395	(a)

TOTAL UTILITIES					3,030,474

TOTAL COMMON STOCKS (Cost - $12,376,175)					13,922,114

INVESTMENTS IN UNDERLYING FUNDS - 1.2%
Global X MSCI Colombia ETF			840		7,972
Nomura TOPIX ETF			18,847		265,575	(a)
SPDR Dow Jones Industrial Average ETF Trust			707		145,882

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $399,923)					419,429

	RATE
PREFERRED STOCKS - 1.9%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 1.9%
Schaeffler AG (Cost - $572,632)	0.500%		39,005		686,101	(a)

		MATURITY DATE	FACE AMOUNT†
SOVEREIGN BONDS - 6.1%
AUSTRALIA - 1.0%
Commonwealth of Australia, Senior Bonds	4.250%	7/21/17	475,000	AUD	365,946	(d)

CANADA - 2.0%
Canada Treasury Bills	0.501%	8/24/17	980,000	CAD	735,319	(e)

GERMANY - 1.4%
German Treasury Bills	-1.040%	5/24/17	465,000	EUR	496,717	(d)(e)

UNITED KINGDOM - 1.7%
United Kingdom Treasury Gilt, Bonds	0.140 - 0.150%	5/15/17	500,000	GBP	626,327	(e)

TOTAL SOVEREIGN BONDS (Cost - $2,250,699)					2,224,309

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $15,599,429)					17,251,953

SHORT-TERM INVESTMENTS - 18.8%

U.S. TREASURY BILLS - 5.0%
U.S. Treasury Bills	0.501%	4/20/17	400,000		399,905	(e)
U.S. Treasury Bills	0.484%	5/25/17	375,000		374,732	(e)
U.S. Treasury Bills	0.521%	6/22/17	250,000		249,589	(e)
U.S. Treasury Bills	0.491%	6/1/17	250,000		249,799	(e)
U.S. Treasury Bills	0.706%	6/15/17	200,000		199,710	(e)
U.S. Treasury Bills	0.541%	7/6/17	125,000		124,754	(e)
U.S. Treasury Bills	0.577%	7/13/17	250,000		249,471	(e)

TOTAL U.S. TREASURY BILLS (Cost - $1,848,281)					1,847,960

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 13.8%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.598%	2,559,612	$2,559,612
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.634%	2,469,579	2,469,579

TOTAL MONEY MARKET FUNDS (Cost - $5,029,191)			5,029,191

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,877,472)			6,877,151

TOTAL INVESTMENTS - 66.1% (Cost - $22,476,901#)			24,129,104
Other Assets in Excess of Liabilities - 33.9%			12,398,566

TOTAL NET ASSETS - 100.0%			$36,527,670

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ARS	— Argentine Peso
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
SPDR	— Standard & Poor’s Depositary Receipts

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡
COMMON STOCKS - (17.7)%
ENERGY - (0.3)%
Energy Equipment & Services - (0.1)%
Halliburton Co.	(343)	$(16,879)
Schlumberger Ltd.	(229)	(17,885)

Total Energy Equipment & Services		(34,764)

Oil, Gas & Consumable Fuels - (0.2)%
Anadarko Petroleum Corp.	(276)	(17,112)
Nippon Gas Co., Ltd.	(400)	(11,685	)(a)
Snam SpA	(8,999)	(38,919	)(a)

Total Oil, Gas & Consumable Fuels		(67,716)

TOTAL ENERGY		(102,480)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
EXCHANGE-TRADED FUNDS - (12.3)%
Alerian MLP ETF	(3,298)	$(41,918)
iShares China Large-Cap ETF	(1,070)	(41,184)
iShares Russell 2000 ETF	(559)	(76,851)
iShares, Inc. - iShares MSCI Mexico Capped ETF	(1,575)	(80,593)
Nomura TOPIX ETF	(47,450)	(668,622	)(a)
SPDR S&P 500 ETF Trust	(4,809)	(1,133,674)
SPDR S&P Midcap 400 ETF Trust	(2,568)	(802,294)
SPDR Series Trust - SPDR S&P Oil & Gas Exploration & Production ETF	(2,083)	(77,987)
The Select Sector SPDR Trust - The Energy Select Sector SPDR Fund	(7,771)	(543,193)
The Select Sector SPDR Trust - The Utilities Select Sector SPDR Fund	(1,990)	(102,107)
Vanguard FTSE Europe ETF	(17,868)	(921,453)

TOTAL EXCHANGE-TRADED FUNDS		(4,489,876)

INDUSTRIALS - (1.1)%
Building Products - (0.1)%
AO Smith Corp.	(752)	(38,473)

Commercial Services & Supplies - (0.2)%
Republic Services Inc.	(613)	(38,502)
Waste Management Inc.	(516)	(37,627)

Total Commercial Services & Supplies		(76,129)

Construction & Engineering - (0.2)%
Fluor Corp.	(342)	(17,996)
Granite Construction Inc.	(379)	(19,022)
MasTec Inc.	(252)	(10,093	)*
Quanta Services Inc.	(1,056)	(39,188	)*

Total Construction & Engineering		(86,299)

Electrical Equipment - (0.4)%
Generac Holdings Inc.	(3,604)	(134,357	)*

Machinery - (0.2)%
SKF AB, Class B Shares	(3,943)	(78,061	)(a)

TOTAL INDUSTRIALS		(413,319)

INFORMATION TECHNOLOGY - (0.1)%
Semiconductors & Semiconductor Equipment - (0.1)%
SolarEdge Technologies Inc.	(1,908)	(29,765	)*

MATERIALS - (0.2)%
Chemicals - (0.1)%
Ecolab Inc.	(159)	(19,929)

Construction Materials - (0.1)%
Martin Marietta Materials Inc.	(142)	(30,992)
Vulcan Materials Co.	(267)	(32,168)

Total Construction Materials		(63,160)

TOTAL MATERIALS		(83,089)

UTILITIES - (3.6)%
Electric Utilities - (1.2)%
Alliant Energy Corp.	(1,014)	(40,165)
CEZ AS	(2,282)	(39,282	)(a)
Duke Energy Corp.	(717)	(58,801)
El Paso Electric Co.	(484)	(24,442)
IDACORP Inc.	(473)	(39,240)
PNM Resources Inc.	(1,152)	(42,624)
Portland General Electric Co.	(871)	(38,690)
Southern Co.	(824)	(41,019)
Terna-Rete Elettrica Nazionale SpA	(10,694)	(53,049	)(a)
Xcel Energy Inc.	(1,006)	(44,717)

Total Electric Utilities		(422,029)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	SHARES	VALUE
Gas Utilities - (0.2)%
Osaka Gas Co., Ltd.	(6,728)	(25,601	)(a)
Tokyo Gas Co., Ltd.	(10,890)	(49,631	)(a)

Total Gas Utilities		(75,232)

Independent Power and Renewable Electricity Producers - (0.7)%
Calpine Corp.	(17,097)	(188,922	)*
NRG Yield Inc., Class A Shares	(2,340)	(41,418)
Pattern Energy Group Inc.	(997)	(20,070)
Uniper SE	(1,369)	(23,043	)*(a)

Total Independent Power and Renewable Electricity Producers		(273,453)

Multi-Utilities - (1.1)%
Ameren Corp.	(3,738)	(204,057)
Avista Corp.	(361)	(14,097)
CMS Energy Corp.	(435)	(19,462)
Consolidated Edison Inc.	(1,153)	(89,542)
WEC Energy Group Inc.	(944)	(57,235)

Total Multi-Utilities		(384,393)

Water Utilities - (0.4)%
American Water Works Co. Inc.	(744)	(57,861)
Aqua America Inc.	(941)	(30,253)
AquaVenture Holdings Ltd.	(4,046)	(69,065	)*

Total Water Utilities		(157,179)

TOTAL UTILITIES		(1,312,286)

TOTAL COMMON STOCKS (Proceeds - $(6,026,868))		(6,430,815)

EXCHANGE-TRADED NOTE - (0.1)%
JPMorgan Alerian MLP Index ETN (Proceeds - $(43,537))	(1,440)	(46,512)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(6,070,405))		$(6,477,327)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:

ETF	— Exchange-Traded Fund
ETN	— Exchange Traded Note
SPDR	— Standard & Poor’s Depositary Receipts

At March 31, 2017, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month Bankers Acceptance	6	3/18	$1,115,511	$1,115,257	$(254)
90-Day Sterling	15	3/19	2,332,697	2,332,979	282
CAC 40 10 Euro Index	6	4/17	319,016	327,433	8,417
Dax Index	2	6/17	640,987	657,656	16,669
E-Mini NASDAQ 100 Index	1	6/17	108,780	108,770	(10)
E-Mini S&P 500 Index	12	6/17	1,405,250	1,415,520	10,270
E-mini Nikkei 225 Index	47	6/17	810,398	798,321	(12,077)
Euro Stoxx 50	18	6/17	640,784	657,874	17,090
FTSE 100 Index	9	6/17	820,988	820,393	(595)
Gold 100 Ounce	1	6/17	126,290	125,120	(1,170)*
H-shares Index	2	4/17	133,848	132,381	(1,467)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	2	4/17	311,947	310,506	(1,441)
LME Copper	1	5/17	66,187	66,312	125 *
Low Sulphur Gasoil	1	5/17	47,179	47,100	(79)*
MSCI Taiwan Index	3	4/17	109,650	108,810	(840)
Mini Topix Index	9	6/17	124,712	122,272	(2,440)
Russell 2000 Mini Index	1	6/17	68,392	69,220	828
SPI 200 Index	1	6/17	109,729	111,696	1,967
Silver	1	5/17	88,725	91,280	2,555 *
Topix Index	1	6/17	137,880	135,858	(2,022)
U.S. Treasury Long-Term Bonds	1	6/17	151,437	150,843	(594)

					35,214

Contracts to Sell:
90-Day Eurodollar	7	9/19	1,710,912	1,710,975	(63)
CBOE Volatility Index	3	5/17	41,280	40,725	555
Corn	2	5/17	36,050	36,425	(375)*
Soybean	1	5/17	48,725	47,300	1,425 *
U.S. Treasury Ultra Long-Term Bonds	1	6/17	160,000	160,625	(625)
Wheat	2	5/17	42,670	42,650	20 *

					937

Net unrealized appreciation on open futures contracts					$36,151

*	Held by Alternative Select VIT Portfolio Ltd.

At March 31, 2017, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	140,000	JPY	11,779,435	Deutsche Bank AG	4/18/17	$1,075
AUD	30,000	JPY	2,551,137	Deutsche Bank AG	4/18/17	(12)
AUD	100,000	JPY	8,546,370	Deutsche Bank AG	4/18/17	(423)
AUD	1,780,000	USD	1,357,857	Deutsche Bank AG	4/18/17	1,717
AUD	380,000	USD	290,052	Deutsche Bank AG	4/18/17	194
AUD	340,000	USD	260,327	Deutsche Bank AG	4/18/17	(634)
CAD	110,000	USD	82,722	Deutsche Bank AG	4/18/17	13
CAD	40,000	USD	30,082	Deutsche Bank AG	4/18/17	4
EUR	620,000	USD	674,035	Deutsche Bank AG	4/18/17	(12,209)
EUR	200,000	USD	217,896	Deutsche Bank AG	4/18/17	(4,404)
EUR	100,000	USD	108,788	Deutsche Bank AG	4/18/17	(2,042)
GBP	130,000	USD	163,810	Deutsche Bank AG	4/18/17	(880)
GBP	80,000	USD	100,108	Deutsche Bank AG	4/18/17	157
JPY	840,441	AUD	10,000	Deutsche Bank AG	4/18/17	(85)
JPY	41,810,000	USD	379,190	Deutsche Bank AG	4/18/17	(3,459)
JPY	11,870,000	USD	107,291	Deutsche Bank AG	4/18/17	(619)
JPY	6,020,000	USD	54,169	Deutsche Bank AG	4/18/17	(69)
JPY	8,950,000	USD	80,584	Deutsche Bank AG	4/18/17	(154)
MXN	2,160,000	USD	114,362	Deutsche Bank AG	4/18/17	757
MXN	50,000	USD	2,638	Deutsche Bank AG	4/18/17	27
MXN	110,000	USD	5,822	Deutsche Bank AG	4/18/17	40
MXN	150,000	USD	7,935	Deutsche Bank AG	4/18/17	60

MXN	130,000	USD	6,910	Deutsche Bank AG	4/18/17	18
NOK	20,000	USD	2,358	Deutsche Bank AG	4/18/17	(29)
NZD	10,000	USD	7,016	Deutsche Bank AG	4/18/17	(8)
PLN	230,000	USD	58,577	Deutsche Bank AG	4/18/17	(587)
PLN	40,000	USD	10,161	Deutsche Bank AG	4/18/17	(76)
PLN	20,000	USD	5,089	Deutsche Bank AG	4/18/17	(46)
PLN	10,000	USD	2,524	Deutsche Bank AG	4/18/17	(2)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	210,000	USD	23,944	Deutsche Bank AG	4/18/17	(493)
SEK	110,000	USD	12,544	Deutsche Bank AG	4/18/17	(260)
SEK	110,000	USD	12,556	Deutsche Bank AG	4/18/17	(272)
TRY	20,000	USD	5,508	Deutsche Bank AG	4/18/17	(29)
USD	212,701	AUD	280,000	Deutsche Bank AG	4/18/17	(1,165)
USD	22,942	AUD	30,000	Deutsche Bank AG	4/18/17	28
USD	382,492	CAD	510,000	Deutsche Bank AG	4/18/17	(1,096)
USD	37,361	CAD	50,000	Deutsche Bank AG	4/18/17	(246)
USD	14,958	CAD	20,000	Deutsche Bank AG	4/18/17	(84)
USD	37,384	CAD	50,000	Deutsche Bank AG	4/18/17	(222)
USD	269,098	EUR	250,000	Deutsche Bank AG	4/18/17	2,233
USD	397,337	EUR	370,000	Deutsche Bank AG	4/18/17	2,376
USD	791,177	EUR	740,000	Deutsche Bank AG	4/18/17	1,256
USD	704,134	GBP	560,000	Deutsche Bank AG	4/18/17	2,282
USD	12,558	GBP	10,000	Deutsche Bank AG	4/18/17	25
USD	12,437	GBP	10,000	Deutsche Bank AG	4/18/17	(96)
USD	62,371	GBP	50,000	Deutsche Bank AG	4/18/17	(295)
USD	159,457	JPY	17,820,000	Deutsche Bank AG	4/18/17	(685)
USD	144,662	NOK	1,220,000	Deutsche Bank AG	4/18/17	2,551
USD	5,879	NOK	50,000	Deutsche Bank AG	4/18/17	55
USD	36,244	NOK	310,000	Deutsche Bank AG	4/18/17	134
USD	12,879	NOK	110,000	Deutsche Bank AG	4/18/17	66
USD	44,210	NOK	380,000	Deutsche Bank AG	4/18/17	(53)
USD	119,830	NZD	170,000	Deutsche Bank AG	4/18/17	703
USD	28,051	NZD	40,000	Deutsche Bank AG	4/18/17	21
USD	27,979	NZD	40,000	Deutsche Bank AG	4/18/17	(51)
USD	41,928	NZD	60,000	Deutsche Bank AG	4/18/17	(117)
USD	5,112	PLN	20,000	Deutsche Bank AG	4/18/17	69
USD	20,249	SEK	180,000	Deutsche Bank AG	4/18/17	148
USD	7,870	SEK	70,000	Deutsche Bank AG	4/18/17	53
USD	19,045	SEK	170,000	Deutsche Bank AG	4/18/17	61
USD	35,928	TRY	130,000	Deutsche Bank AG	4/18/17	313
USD	10,916	TRY	40,000	Deutsche Bank AG	4/18/17	(43)
USD	2,735	TRY	10,000	Deutsche Bank AG	4/18/17	(4)
USD	18,028	ZAR	230,000	Deutsche Bank AG	4/18/17	926
USD	12,376	ZAR	160,000	Deutsche Bank AG	4/18/17	479
USD	3,082	ZAR	40,000	Deutsche Bank AG	4/18/17	107
USD	13,172	ZAR	170,000	Deutsche Bank AG	4/18/17	531
USD	33,549	ZAR	450,000	Deutsche Bank AG	4/18/17	88
ZAR	1,820,000	USD	144,389	Deutsche Bank AG	4/18/17	(9,058)
AUD	1,363,593	USD	1,028,722	Deutsche Bank AG	6/21/17	11,584
AUD	254,854	USD	194,151	Deutsche Bank AG	6/21/17	281
AUD	820,254	USD	624,210	Deutsche Bank AG	6/21/17	1,574
EUR	757,067	USD	801,753	Deutsche Bank AG	6/21/17	8,866
EUR	2,683,234	USD	2,834,756	Deutsche Bank AG	6/21/17	38,278
GBP	2,679,084	USD	3,293,478	Deutsche Bank AG	6/21/17	69,416
GBP	751,278	USD	920,515	Deutsche Bank AG	6/21/17	22,520
GBP	1,286,836	USD	1,594,777	Deutsche Bank AG	6/21/17	20,511
GBP	571,322	USD	714,007	Deutsche Bank AG	6/21/17	3,139
GBP	167,448	USD	209,369	Deutsche Bank AG	6/21/17	818
JPY	165,229,553	USD	1,452,932	Deutsche Bank AG	6/21/17	35,711
JPY	41,941,870	USD	373,621	Deutsche Bank AG	6/21/17	4,256
JPY	49,495,426	USD	447,057	Deutsche Bank AG	6/21/17	(1,126)
JPY	47,789,294	USD	431,420	Deutsche Bank AG	6/21/17	(860)
NOK	3,169,672	USD	377,480	Deutsche Bank AG	6/21/17	(8,026)
NOK	12,834,426	USD	1,513,661	Deutsche Bank AG	6/21/17	(17,694)
NOK	1,835,024	USD	213,730	Deutsche Bank AG	6/21/17	159
NOK	7,097,864	USD	829,577	Deutsche Bank AG	6/21/17	(2,257)
NOK	1,239,762	USD	144,568	Deutsche Bank AG	6/21/17	(63)
NOK	994,061	USD	117,255	Deutsche Bank AG	6/21/17	(1,388)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	6,449,573	USD	760,513	Deutsche Bank AG	6/21/17	(8,757)
NOK	2,260,337	USD	267,994	Deutsche Bank AG	6/21/17	(4,532)
NOK	2,960,350	USD	349,934	Deutsche Bank AG	6/21/17	(4,879)
NZD	785,683	USD	543,639	Deutsche Bank AG	6/21/17	6,037
NZD	605,398	USD	424,969	Deutsche Bank AG	6/21/17	(1,423)
SEK	5,386,981	USD	598,627	Deutsche Bank AG	6/21/17	4,821
SEK	29,051,110	USD	3,236,640	Deutsche Bank AG	6/21/17	17,657
SEK	1,068,084	USD	121,632	Deutsche Bank AG	6/21/17	(1,986)
SEK	3,304,711	USD	376,566	Deutsche Bank AG	6/21/17	(6,373)
SEK	8,093,780	USD	912,761	Deutsche Bank AG	6/21/17	(6,098)
SGD	22,471	USD	15,943	Deutsche Bank AG	6/21/17	130
SGD	272,379	USD	194,896	Deutsche Bank AG	6/21/17	(63)
SGD	125,667	USD	90,229	Deutsche Bank AG	6/21/17	(340)
USD	4,003,054	AUD	5,313,213	Deutsche Bank AG	6/21/17	(50,475)
USD	173,814	CAD	232,552	Deutsche Bank AG	6/21/17	(1,244)
USD	499,920	CAD	666,945	Deutsche Bank AG	6/21/17	(2,135)
USD	470,471	CAD	625,908	Deutsche Bank AG	6/21/17	(693)
USD	412,642	CAD	551,662	Deutsche Bank AG	6/21/17	(2,632)
USD	249,843	CAD	333,729	Deutsche Bank AG	6/21/17	(1,378)
USD	582,348	CAD	776,081	Deutsche Bank AG	6/21/17	(1,861)
USD	28,792	EUR	26,622	Deutsche Bank AG	6/21/17	287
USD	341,088	JPY	38,897,886	Deutsche Bank AG	6/21/17	(9,365)
USD	126,647	NOK	1,066,723	Deutsche Bank AG	6/21/17	2,311
USD	202,751	NOK	1,727,491	Deutsche Bank AG	6/21/17	1,397
USD	775,998	NOK	6,601,449	Deutsche Bank AG	6/21/17	6,539
USD	5,504,222	NZD	7,834,556	Deutsche Bank AG	6/21/17	23,040
USD	352,837	NZD	504,358	Deutsche Bank AG	6/21/17	(20)
USD	489,407	SEK	4,395,930	Deutsche Bank AG	6/21/17	(3,024)
USD	282,278	SEK	2,544,190	Deutsche Bank AG	6/21/17	(2,721)
USD	823,451	SEK	7,323,692	Deutsche Bank AG	6/21/17	3,053
USD	242,276	SEK	2,131,066	Deutsche Bank AG	6/21/17	3,554
USD	47,474	SGD	66,929	Deutsche Bank AG	6/21/17	(400)
AUD	1,208,050	USD	923,829	Morgan Stanley & Co. Inc.	6/21/17	(2,189)
AUD	3,515,615	USD	2,693,084	Morgan Stanley & Co. Inc.	6/21/17	(10,969)
AUD	1,124,418	USD	853,150	Morgan Stanley & Co. Inc.	6/21/17	4,685
AUD	752,947	USD	571,372	Morgan Stanley & Co. Inc.	6/21/17	3,063
AUD	230,876	USD	174,299	Morgan Stanley & Co. Inc.	6/21/17	1,840
AUD	647,119	USD	485,458	Morgan Stanley & Co. Inc.	6/21/17	8,239
AUD	554,627	USD	427,381	Morgan Stanley & Co. Inc.	6/21/17	(4,248)
AUD	300,164	USD	229,883	Morgan Stanley & Co. Inc.	6/21/17	(884)
AUD	512,732	USD	390,393	Morgan Stanley & Co. Inc.	6/21/17	778
AUD	193,820	USD	147,416	Morgan Stanley & Co. Inc.	6/21/17	453
AUD	618,503	USD	471,963	Morgan Stanley & Co. Inc.	6/21/17	(98)
CAD	5,386,712	USD	4,038,106	Morgan Stanley & Co. Inc.	6/21/17	16,842
CAD	379,767	USD	284,120	Morgan Stanley & Co. Inc.	6/21/17	1,757
CAD	845,351	USD	630,972	Morgan Stanley & Co. Inc.	6/21/17	5,382
CAD	248,007	USD	184,617	Morgan Stanley & Co. Inc.	6/21/17	2,075
CAD	1,168,066	USD	865,211	Morgan Stanley & Co. Inc.	6/21/17	14,073
CAD	1,906,691	USD	1,426,368	Morgan Stanley & Co. Inc.	6/21/17	8,929
CAD	1,292,772	USD	967,864	Morgan Stanley & Co. Inc.	6/21/17	5,294
EUR	123,670	USD	131,668	Morgan Stanley & Co. Inc.	6/21/17	750
EUR	3,992,939	USD	4,234,272	Morgan Stanley & Co. Inc.	6/21/17	41,110
EUR	33,739	USD	36,793	Morgan Stanley & Co. Inc.	6/21/17	(667)
GBP	128,728	USD	158,938	Morgan Stanley & Co. Inc.	6/21/17	2,646
GBP	553,515	USD	674,608	Morgan Stanley & Co. Inc.	6/21/17	20,187
GBP	254,840	USD	310,460	Morgan Stanley & Co. Inc.	6/21/17	9,426
GBP	764,912	USD	935,677	Morgan Stanley & Co. Inc.	6/21/17	24,471
GBP	617,610	USD	764,960	Morgan Stanley & Co. Inc.	6/21/17	10,289
GBP	533,917	USD	662,648	Morgan Stanley & Co. Inc.	6/21/17	7,546
GBP	479,527	USD	599,867	Morgan Stanley & Co. Inc.	6/21/17	2,054

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	135,410	USD	170,144	Morgan Stanley & Co. Inc.	6/21/17	(172)
JPY	90,401,857	USD	791,008	Morgan Stanley & Co. Inc.	6/21/17	23,471
JPY	37,833,172	USD	331,799	Morgan Stanley & Co. Inc.	6/21/17	9,061
JPY	27,845,411	USD	243,967	Morgan Stanley & Co. Inc.	6/21/17	6,908
JPY	69,806,057	USD	618,653	Morgan Stanley & Co. Inc.	6/21/17	10,268
JPY	89,280,511	USD	792,059	Morgan Stanley & Co. Inc.	6/21/17	12,317
JPY	7,196,891	USD	64,208	Morgan Stanley & Co. Inc.	6/21/17	633
JPY	51,016,392	USD	462,919	Morgan Stanley & Co. Inc.	6/21/17	(3,284)
NOK	2,708,499	USD	320,582	Morgan Stanley & Co. Inc.	6/21/17	(4,882)
NZD	232,898	USD	162,768	Morgan Stanley & Co. Inc.	6/21/17	171
NZD	1,282,142	USD	890,809	Morgan Stanley & Co. Inc.	6/21/17	6,198
NZD	1,429,882	USD	985,663	Morgan Stanley & Co. Inc.	6/21/17	14,706
NZD	1,245,531	USD	862,474	Morgan Stanley & Co. Inc.	6/21/17	8,920
NZD	200,955	USD	140,247	Morgan Stanley & Co. Inc.	6/21/17	345
NZD	240,019	USD	167,966	Morgan Stanley & Co. Inc.	6/21/17	(44)
SEK	5,824,258	USD	647,890	Morgan Stanley & Co. Inc.	6/21/17	4,542
SEK	1,275,521	USD	142,604	Morgan Stanley & Co. Inc.	6/21/17	279
SEK	1,959,151	USD	223,329	Morgan Stanley & Co. Inc.	6/21/17	(3,865)
SEK	2,384,905	USD	272,719	Morgan Stanley & Co. Inc.	6/21/17	(5,563)
SEK	738,758	USD	84,492	Morgan Stanley & Co. Inc.	6/21/17	(1,737)
SEK	8,388,605	USD	942,735	Morgan Stanley & Co. Inc.	6/21/17	(3,046)
SGD	242,730	USD	173,008	Morgan Stanley & Co. Inc.	6/21/17	616
SGD	535,266	USD	381,782	Morgan Stanley & Co. Inc.	6/21/17	1,094
SGD	818,380	USD	585,746	Morgan Stanley & Co. Inc.	6/21/17	(359)
SGD	365,819	USD	261,572	Morgan Stanley & Co. Inc.	6/21/17	98
SGD	404,801	USD	289,390	Morgan Stanley & Co. Inc.	6/21/17	164
USD	526,973	AUD	696,405	Morgan Stanley & Co. Inc.	6/21/17	(4,325)
USD	327,333	AUD	436,115	Morgan Stanley & Co. Inc.	6/21/17	(5,386)
USD	970,411	AUD	1,283,787	Morgan Stanley & Co. Inc.	6/21/17	(9,009)
USD	972,761	AUD	1,289,702	Morgan Stanley & Co. Inc.	6/21/17	(11,172)
USD	398,821	AUD	527,675	Morgan Stanley & Co. Inc.	6/21/17	(3,751)
USD	416,706	AUD	543,110	Morgan Stanley & Co. Inc.	6/21/17	2,359
USD	189,707	AUD	246,616	Morgan Stanley & Co. Inc.	6/21/17	1,560
USD	995,056	AUD	1,298,755	Morgan Stanley & Co. Inc.	6/21/17	4,217
USD	230,509	AUD	301,402	Morgan Stanley & Co. Inc.	6/21/17	565
USD	261,145	CAD	347,762	Morgan Stanley & Co. Inc.	6/21/17	(639)
USD	683,956	CAD	919,405	Morgan Stanley & Co. Inc.	6/21/17	(8,144)
USD	833,317	CAD	1,119,429	Morgan Stanley & Co. Inc.	6/21/17	(9,354)
USD	804,424	CAD	1,067,991	Morgan Stanley & Co. Inc.	6/21/17	474
USD	1,740,220	CAD	2,315,953	Morgan Stanley & Co. Inc.	6/21/17	(3,157)
USD	258,875	CAD	345,723	Morgan Stanley & Co. Inc.	6/21/17	(1,374)
USD	332,609	CAD	441,340	Morgan Stanley & Co. Inc.	6/21/17	382
USD	47,125	EUR	43,608	Morgan Stanley & Co. Inc.	6/21/17	432
USD	66,108	EUR	60,899	Morgan Stanley & Co. Inc.	6/21/17	901
USD	6,457	EUR	5,960	Morgan Stanley & Co. Inc.	6/21/17	76
USD	170,486	GBP	138,457	Morgan Stanley & Co. Inc.	6/21/17	(3,311)
USD	371,933	GBP	303,055	Morgan Stanley & Co. Inc.	6/21/17	(8,474)
USD	594,734	GBP	483,101	Morgan Stanley & Co. Inc.	6/21/17	(11,673)
USD	5,442,380	GBP	4,453,466	Morgan Stanley & Co. Inc.	6/21/17	(147,789)
USD	328,284	GBP	268,438	Morgan Stanley & Co. Inc.	6/21/17	(8,670)
USD	324,001	GBP	265,854	Morgan Stanley & Co. Inc.	6/21/17	(9,710)
USD	511,795	GBP	419,073	Morgan Stanley & Co. Inc.	6/21/17	(14,243)
USD	525,455	GBP	417,635	Morgan Stanley & Co. Inc.	6/21/17	1,222
USD	1,662,547	GBP	1,332,512	Morgan Stanley & Co. Inc.	6/21/17	(10,076)
USD	889,871	GBP	713,166	Morgan Stanley & Co. Inc.	6/21/17	(5,324)
USD	1,116,718	GBP	889,984	Morgan Stanley & Co. Inc.	6/21/17	(426)
USD	1,921,961	JPY	218,211,612	Morgan Stanley & Co. Inc.	6/21/17	(44,026)
USD	448,338	JPY	50,894,714	Morgan Stanley & Co. Inc.	6/21/17	(10,200)
USD	328,306	JPY	37,320,484	Morgan Stanley & Co. Inc.	6/21/17	(7,934)
USD	600,522	JPY	68,039,366	Morgan Stanley & Co. Inc.	6/21/17	(12,481)

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	446,807	JPY	50,927,226	Morgan Stanley & Co. Inc.	6/21/17	(12,024)
USD	143,282	JPY	16,463,988	Morgan Stanley & Co. Inc.	6/21/17	(5,051)
USD	403,405	JPY	44,618,498	Morgan Stanley & Co. Inc.	6/21/17	1,413
USD	435,028	JPY	48,169,844	Morgan Stanley & Co. Inc.	6/21/17	1,040
USD	162,651	JPY	17,962,404	Morgan Stanley & Co. Inc.	6/21/17	818
USD	4,253,104	NOK	35,880,884	Morgan Stanley & Co. Inc.	6/21/17	70,864
USD	596,675	NOK	5,120,051	Morgan Stanley & Co. Inc.	6/21/17	(113)
USD	1,097,059	NZD	1,542,915	Morgan Stanley & Co. Inc.	6/21/17	17,610
USD	202,641	NZD	287,006	Morgan Stanley & Co. Inc.	6/21/17	1,847
USD	802,992	NZD	1,144,497	Morgan Stanley & Co. Inc.	6/21/17	2,283
USD	554,523	NZD	794,493	Morgan Stanley & Co. Inc.	6/21/17	(1,317)
USD	197,113	NZD	286,480	Morgan Stanley & Co. Inc.	6/21/17	(3,313)
USD	555,559	NZD	786,043	Morgan Stanley & Co. Inc.	6/21/17	5,631
USD	403,339	NZD	574,922	Morgan Stanley & Co. Inc.	6/21/17	1,114
USD	708,769	NZD	1,011,254	Morgan Stanley & Co. Inc.	6/21/17	1,279
USD	806,635	NZD	1,150,741	Morgan Stanley & Co. Inc.	6/21/17	1,558
USD	818,489	NZD	1,173,966	Morgan Stanley & Co. Inc.	6/21/17	(2,837)
USD	390,553	SEK	3,495,106	Morgan Stanley & Co. Inc.	6/21/17	(968)
USD	5,501,740	SEK	49,251,577	Morgan Stanley & Co. Inc.	6/21/17	(15,408)
USD	326,898	SEK	2,928,194	Morgan Stanley & Co. Inc.	6/21/17	(1,117)
USD	215,148	SEK	1,887,908	Morgan Stanley & Co. Inc.	6/21/17	3,665
USD	246,362	SEK	2,164,508	Morgan Stanley & Co. Inc.	6/21/17	3,894
USD	283,275	SEK	2,474,942	Morgan Stanley & Co. Inc.	6/21/17	6,033
USD	570,011	SEK	5,040,593	Morgan Stanley & Co. Inc.	6/21/17	5,365
USD	6,084,654	SGD	8,581,765	Morgan Stanley & Co. Inc.	6/21/17	(53,881)
USD	657,227	SGD	925,555	Morgan Stanley & Co. Inc.	6/21/17	(4,823)
USD	831,530	SGD	1,172,679	Morgan Stanley & Co. Inc.	6/21/17	(7,287)
USD	572,742	SGD	809,678	Morgan Stanley & Co. Inc.	6/21/17	(6,420)
USD	346,733	SGD	489,226	Morgan Stanley & Co. Inc.	6/21/17	(3,210)
USD	351,892	SGD	491,921	Morgan Stanley & Co. Inc.	6/21/17	21
USD	497,469	SGD	694,674	Morgan Stanley & Co. Inc.	6/21/17	568

Total						$41,133

Abbreviations used in this table:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Portfolio had the following open swap contracts:

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG	320,450	EUR	4/21/2017	1-Month LIBOR plus 110 basis points	EURO STOXX 50 Index†	—	$24,154
Deutsche Bank AG	616,800	HKD	4/21/2017	BYD Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	9,427
Deutsche Bank AG	628,839	HKD	4/21/2017	HK Electric Investments and HK Electric Investments Ltd.†	1-Month LIBOR plus 55 basis points	—	4,306
Deutsche Bank AG	427,352	HKD	4/21/2017	CGN Power Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	3,440
Deutsche Bank AG	15,482	GBP	4/21/2017	Aggreko PLC†	1-Month LIBOR plus 50 basis points	—	2,572
Deutsche Bank AG	136,931	HKD	4/21/2017	Xinjiang Goldwind Science & Technology Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	1,661
Deutsche Bank AG	61,299	GBP	4/21/2017	Centrica PLC†	1-Month LIBOR plus 50 basis points	—	1,064
Deutsche Bank AG	61,495	GBP	4/21/2017	SSE PLC†	1-Month LIBOR plus 50 basis points	—	450
Deutsche Bank AG	38,999	GBP	4/21/2017	Drax Group PLC†	1-Month LIBOR plus 50 basis points	—	(61)
Deutsche Bank AG	310,072	HKD	4/21/2017	CLP Holdings Ltd.†	1-Month LIBOR plus 55 basis points	—	(70)
Deutsche Bank AG	31,427	GBP	4/21/2017	1-Month LIBOR plus 45 basis points	Ophir Energy PLC†	—	(402)
Deutsche Bank AG	14,298	GBP	4/21/2017	United Utilities PLC†	1-Month LIBOR plus 50 basis points	—	(2,413)
Deutsche Bank AG	165,715	HKD	4/21/2017	Shanghai Electric Group Co., Ltd.†	1-Month LIBOR plus 55 basis points	—	(3,074)
Deutsche Bank AG	103,709	EUR	4/21/2017	Stoxx Europe 600 Utilities†	1-Month LIBOR plus 110 basis points	—	(4,659)
Deutsche Bank AG	70,364		4/21/2017	1-Month LIBOR plus 100 basis points	Zhangjiagang Furui Special Equipment Co.,Ltd†	—	(6,062)
Deutsche Bank AG	71,386	EUR	4/21/2017	CAC 40 Index†	1-Month LIBOR plus 110 basis points	—	(11,281)
Deutsche Bank AG	72,014	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Obrascon Huarte Lain SA†	—	43,765
Deutsche Bank AG	270,205	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Electricite de France†	—	24,778
Deutsche Bank AG	92,221	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Philips Lighting NV†	—	22,515
Deutsche Bank AG	167,690	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Veolia Environnement SA†	—	12,897
Deutsche Bank AG	196,026	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Engie†	—	12,424
Deutsche Bank AG	169,405	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	EDP Renovaveis SA†	—	11,789
Deutsche Bank AG	99,888	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Vinci SA†	—	9,956
Deutsche Bank AG	132,924	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Ferrovial SA†	—	9,777
Deutsche Bank AG	59,624	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Suez Environnement Co.†	—	8,730
Deutsche Bank AG	98,714	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Eiffage SA†	—	7,950
Deutsche Bank AG	98,599	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Bouygues SA†	—	3,941
Deutsche Bank AG	56,429	EUR	4/28/2017	1-Month LIBOR plus 45 basis points	Groupe Eurotunnel SE†	—	(1,536)
Deutsche Bank AG	19,967	EUR	4/28/2017	Red Electrica Corporacion SA†	1-Month LIBOR plus 50 basis points	—	(1,877)
Deutsche Bank AG	36,502	EUR	4/28/2017	Energias de Portugal SA†	1-Month LIBOR plus 50 basis points	—	(4,838)
Deutsche Bank AG	37,335	EUR	4/28/2017	Endesa SA†	1-Month LIBOR plus 50 basis points	—	(8,537)
Deutsche Bank AG	86,824	EUR	4/28/2017	Abertis Infraestructuras SA†	1-Month LIBOR plus 50 basis points	—	(11,164)
Deutsche Bank AG	1,663,175	MXN	7/3/2017	28 day TIIE plus 70 basis points	OHL Mexico SAB de CV†	—	21,346
Deutsche Bank AG	412,446	MXN	7/3/2017	Promotora y Operadora de Infraestructura S.A.B. de C.V.†	28 day TIIEplus 75 basis points	—	(2,781)
Deutsche Bank AG	52,479		7/17/2017	1-Month LIBOR plus 75 basis points	PT Perusahaan Gas Negara Persero†	—	(534)
Deutsche Bank AG	215,691		12/5/2017	1-Month LIBOR plus 60 basis points	Korea Electric Power Corp.†	—	13,464
Deutsche Bank AG	13,907		1/8/2018	1-Month LIBOR plus 75 basis points	Sociedad Quimica y Minera de Chile SA†	—	2,218
Deutsche Bank AG	38,245		1/15/2018	Petronas Gas Berhad†	1-Month LIBOR plus 250 basis points	—	1,083

Total							$194,418

See Notes to Consolidated Schedule of Investments.

ENTRUSTPERMAL ALTERNATIVE SELECT VIT PORTFOLIO

Consolidated schedule of investments (unaudited) (cont’d)	March 31, 2017

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

†	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Interbank Equilibrium Interest Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

EnTrustPermal Alternative Select VIT Portfolio (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Portfolio seeks to achieve its investment objective by implementing a tactical asset allocation program of alternative strategies overseen by the Portfolio’s manager, EnTrustPermal Management LLC (“EnTrustPermal”), through which the Portfolio will allocate its assets among a number of alternative investment strategies implemented by multiple investment subadvisers. EnTrustPermal may also manage Portfolio assets directly.

The Portfolio’s assets may be invested in wholly-owned and controlled subsidiaries, each of which will have the same investment objective as the Portfolio. The Portfolio intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Alternative Select VIT Portfolio Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests, which include commodity futures (including futures on broad-based securities indexes or interest rate futures, options on commodity futures, certain swaps and other investments). This schedule of investments is the consolidated schedule of investments of the Portfolio and the Subsidiary.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information

Notes to Consolidated Schedule of Investments (unaudited) (continued)

regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$770,194	$1,247,564	—	$2,017,758
Energy	608,354	54,442	—	662,796
Industrials	1,971,376	1,155,156	—	3,126,532
Information Technology	2,021,736	1,208,565	—	3,230,301
Materials	1,613,279	160,250	—	1,773,529
Telecommunication Services	—	80,724	—	80,724
Utilities	2,173,075	857,399	—	3,030,474
Investments in Underlying Funds	153,854	265,575	—	419,429
Preferred Stocks	—	686,101	—	686,101
Sovereign Bonds	—	2,224,309	—	2,224,309

Total Long-Term Investments	$9,311,868	$7,940,085	—	$17,251,953

Short-Term Investments†:
U.S. Treasury Bills	—	1,847,960	—	1,847,960
Money Market Funds	5,029,191	—	—	5,029,191

Total Short-Term Investments	$5,029,191	$1,847,960	—	$6,877,151

Total Investments	$14,341,059	$9,788,045	—	$24,129,104

Other Financial Instruments:
Futures Contracts	$60,203	—	—	$60,203
Forward Foreign Currency Contracts	—	$733,377	—	733,377
OTC Total Return Swaps‡	—	253,707	—	253,707

Total Other Financial Instruments	$60,203	$987,084	—	$1,047,287

Total	$14,401,262	$10,775,129	—	$25,176,391

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†:
Common stocks:
Energy	$51,876	$50,604	—	$102,480
Exchange-traded funds	3,821,254	668,622	—	4,489,876
Industrials	335,258	78,061	—	413,319
Utilities	1,121,680	190,606	—	1,312,286
Other common stocks	112,854	—	—	112,854
Exchange-traded note	46,512	—	—	46,512
Futures Contracts	24,052	—	—	24,052
Forward Foreign Currency Contracts	—	692,244	—	692,244
OTC Total Return Swaps‡	—	59,289	—	59,289

Total	$5,513,486	$1,739,426	—	$7,252,912

†	See Consolidated Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

For the period ended March 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2017, securities valued at $5,715,776 and securities sold short valued at $987,893 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,857,578
Gross unrealized depreciation	(205,375)

Net unrealized appreciation	$1,652,203

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017